ACQUIRED INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Mar. 31, 2014
ACQUIRED INTANGIBLE ASSETS, NET
Schedule of gross carrying amount, accumulated amortization and net carrying amount of the intangible assets

	As of March 31,
	2013	2014
Acquired intangible assets not subject to amortization
Trade-name	$2,078	$7,212
Acquired intangible assets subject to amortization
Customer relationship	3,265	12,303
Operating license	2,002	2,161
Favorable lease contract	1,098	1,372
Contract backlog	39	88
Non-compete agreement	2	454

Less: accumulated amortization
Customer relationship	2,484	4,059
Operating license	1,024	1,289
Favorable lease contract	29	169
Contract backlog	39	80
Non-compete agreement	1	37
Less: impairment	427	426
Intangible assets, net	$4,480	$17,530